December 31, 2002
         __________________________________
          Special Situations                          Annual
          Fund III, L.P.                              Report







































                        SPECIAL SITUATIONS FUND III, L.P.
                -------------------------------------------------
                            INDEX TO ANNUAL REPORT
                                DECEMBER 31, 2002
__________________________________________________________________


                                                 PAGE
                                                 -------


Independent Auditors' Report 	         		      1

Statement of Financial Condition  		            2

Portfolio of Investments    			            3

Statement of Operations                  		     10

Statement of Changes in Partners' Capital		     11

Notes to the Financial Statements                    12



































                      INDEPENDENT AUDITORS' REPORT
                      ----------------------------


TO THE PARTNERS OF
SPECIAL SITUATIONS FUND III, L.P.:

		We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2002, the related statement of operations for the year then ended and the statements of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

		We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

		In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. at December 31, 2002, the results of its operations for the year then ended and the changes in its partners' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


				ANCHIN, BLOCK & ANCHIN LLP

New York, New York
February 6, 2003

                                 1














	                 SPECIAL SITUATIONS FUND III, L.P.
      			    (A Limited Partnership)

                          STATEMENT OF FINANCIAL CONDITION

                                DECEMBER 31, 2002
_________________________________________________________________



ASSETS
Investments, at fair value (cost $225,632,551)           $ 226,450,000
Cash and cash equivalents                                   11,803,073
Receivable for investments sold                                409,864
Other assets                                                    73,300
                                                         -------------
Total Assets                                             $ 238,817,237
                                                         -------------


LIABILITIES AND PARTNERS' CAPITAL

Liabilities
Payable for Units repurchased 	                    $   4,858,819
Securities sold short, at fair
value(proceeds $2,051,348)  					      1,545,290
Payable for investments purchased      			     1,924,495
Administrator's fee payable                 		       814,528
Accrued expenses 			      		             233,442
                                                         -------------
Total Liabilities                                        $   9,376,574
                                                         -------------

Partners' Capital
Limited Partners                                         $ 214,012,386
Corporate General Partner                                   10,691,214
Individual General Partners                                   4,737,063
                                                         -------------
Total Partners' Capital                                    229,440,663
                                                         -------------

Total Liabilities and Partners' Capital                  $ 238,817,237
                                                         -------------



   See the accompanying Notes to the Financial Statements.
                                2






                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS

                              DECEMBER 31, 2002

                                                               Fair
Shares                    Common Stocks                        Value
_____________________________________________________________________

               Aerospace 0.30%
  779,900      SPACEHAB, Incorporated (a)                   $    694,111
                                                            ------------
               Automotive Components 2.48%
2,100,600      Amerigon Incorporated (a)                       5,692,626
                                                            ------------
               Biotechnology 5.13%
  215,862      Adolor Corporation                              3,002,640
  517,800      ArQule, Inc.                                    1,579,290
  494,132      Corixa Corporation                              3,157,503
  654,774      Discovery Laboratories, Inc.                    1,839,915
  545,618      Interleukin Genetics, Inc.                        278,265
  863,900      Paradigm Genetics, Inc.                           251,395
  153,400      Versicor, Inc.                                  1,655,186
                                                            ------------
                                                              11,764,194
                                                            ------------
               CAD/CAM/CAE 1.37%
  439,730      Ansoft Corporation                              2,704,340
  114,000      Synplicity, Inc.                                  430,920
                                                            ------------
                                                               3,135,260
                                                            ------------
               Communications Equipment - Software 1.74%
1,608,707      Artisoft, Inc. (a)                                659,570
1,034,000      Artisoft, Inc. (Restricted)(a)                    423,940
1,049,082      ION Networks, Inc. (a)                            241,289
1,835,700      Visual Networks, Inc. (a)                       2,661,765
                                                             -----------
                                                               3,986,564
                                                             -----------
               Communications Products - Equipment 4.02%
1,288,700      NMS Communication Corporation                   2,474,304
   18,761      Novatel Wireless, Inc.                             18,199
  217,000      RADVision Ltd.                                  1,299,830
1,106,214      Superconductor Technologies, Inc.(a)            1,039,841
1,733,500      Superconductor Technologies, Inc.(Restricted)(a)1,629,490
  738,600      Telular Corporation (a)                         2,762,364
                                                             -----------
                                                               9,224,028
                                                             -----------
         See the accompanying Notes to the Financial Statements.
                                   3

                          SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)
                              PORTFOLIO OF INVESTMENTS
                                  DECEMBER 31, 2002


						              Fair
Shares             Common Stocks (Continued)                  Value

               Computer Services - Software 20.79%
2,066,056      Attunity, Ltd. (Israel) (a)                     1,694,166
1,653,400      Brio Software, Inc.                             2,562,770
  690,100      CryptoLogic, Inc. (Canada)(a)                   3,264,173
  400,000      Docent, Inc.                                    1,139,999
  825,750      dot com Entertainment Group, Inc. (Canada)(a)     165,150
  944,900      eCollege.com (a)                                3,259,905
  421,800      Eloquent, Inc.                                    189,810
2,905,670      Extensity, Inc. (a)                             5,055,866
4,444,164      First Virtual Communications, Inc.(a)           1,333,249
  535,100      Gensym Corporation (a)                            278,252
  134,400      Interplay Entertainment Corp.                       8,064
1,445,900      Landacorp, Inc. (a)                               506,065
  402,600      Made2Manage Systems, Inc. (a)                   1,425,204
1,435,100      Net Perceptions, Inc. (a)                       1,980,438
3,243,712      ON Technology Corporation (a)                  12,488,291
1,022,643      ONYX Software Corporation                       1,585,097
  743,500      Quovadx, Inc.                                   1,799,270
  918,950      Rogue Wave Software, Inc. (a)                   1,635,731
1,359,600      Sagent Technology, Inc.                           407,880
1,275,900      SupportSoft, Inc.                               5,027,046
  547,900      Witness Systems, Inc.                           1,884,776
                                                             -----------
                                                              47,691,202
                                                             -----------
               Computer Systems 4.16%
  586,500      Pinnacle Systems, Inc.                          7,982,236
  743,700      Procom Technology, Inc.                           223,110
  216,200      SeaChange International, Inc.                   1,329,630
                                                               ---------
                                                               9,534,976
                                                               ---------
               Data Security 4.26%
1,024,150      Datakey, Inc. (a)                               1,454,293
  327,850      SafeNet, Inc.                                   8,310,998
                                                               ---------
                                                               9,765,291
                                                               ---------



_________________________________________________________________________
          See the accompanying Notes to the Financial Statements.
                                   4




                         SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2002

	   				                         Fair
Shares                  Common Stocks (Continued)                Value

               Electronic Components 7.73%
1,200,724      AMX Corporation (a)                         $   3,434,071
  182,800      Frequency Electronics, Inc.                     1,870,044
  533,732      OmniVision Technology, Inc.                     7,242,743
  523,400      Peerless Systems Corporation                      727,526
2,077,800      Tvia, Inc. (a)                                  1,475,238
  212,550      Zoran Corporation                               2,990,578
                                                             -----------
                                                              17,740,200
                                                             -----------
               Electronic Equipment 2.91%
  658,462      KVH Industries, Inc. (a)                        5,662,773
1,515,400      Odetics, Inc. (a)                               1,015,318
                                                              ----------
                                                               6,678,091
                                                              ----------

               Electronic Semiconductor 0.48%
  759,600      PSi Technologies Holdings, Inc.(Philippines)(a) 1,109,016
                                                              ----------

               Energy - Oil & Gas 0.30%
   61,000      Core Laboratories, N.V.                           692,350
                                                               ---------

               Energy - Technology 0.59%
  274,400      Catalytica Energy Systems, Inc.                   757,344
  916,027      Electric Fuel Corporation                         586,257
                                                               ---------
                                                               1,343,601
                                                               ---------
               Entertainment 0.77%
  127,200      Steiner Leisure Limited (a)                     1,773,168
                                                               ---------
               Gold Mining 0.48%
2,570,000      MK Gold Company (a)                             1,092,250
                                                              ----------
               Healthcare-Specialized Products & Services 1.31%
  254,700      BioSphere Medical, Inc.                         1,678,473
  159,850      EPIX Medical, Inc.                              1,155,716
   14,200      Nutraceutical International Corporation           162,434
                                                               ---------
                                                               2,996,623
                                                               ---------
_________________________________________________________________________
         See the accompanying Notes to the Financial Statements.
                                      5

                    SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                   PORTFOLIO OF INVESTMENTS (CONTINUED)
                            DECEMBER 31, 2002
                                                                Fair
Shares               Common Stocks (Continued)                  Value
               Household Furniture - Appliances 1.55%
1,136,500      Meade Instruments Corp.(a)                    $ 3,545,880
                                                              ----------
               Insurance 0.00%
      200      Renaissance Acceptance Group, Inc.                -
                                                              ----------
               Information Services 1.21%
1,561,671      EDGAR Online, Inc. (a)                          2,764,158
                                                              ----------
               Media 0.25%
1,924,623      Audible, Inc. (a)                                 579,312
                                                               ---------
               Medical Devices & Equipment 12.73%
  814,154      Aksys, Ltd.                                     4,315,016
1,400,127      Applied Imaging Corporation (a)                 3,080,279
  470,100      Aradigm Corporation                               761,562
  290,200      Given Imaging Ltd.(Israel)                      2,687,252
  177,100      Invivo Corporation                              2,486,484
  974,982      Laserscope, Inc. (a)                            4,387,419
1,255,225      LifeCell Corporation (a)                        3,778,227
  519,550      Micro Therapeutics, Inc.                        1,117,032
   49,691      Micro Therapeutics, Inc. (Restricted)             103,357
  233,333      Optical Sensors Incorporated (a)                  950,833
   31,417      PharmaNetics, Inc.                                218,348
  393,400      Precision Optics Corporation, Inc.                 98,350
  214,100      Radiologix, Inc.                                  494,571
  393,750      Regeneration Technologies, Inc. (Restricted)    2,854,688
  337,100      Sonic Innovations, Inc.                         1,284,351
  160,000      VIVUS, Inc.                                       596,800
                                                               --------
                                                              29,214,569
                                                              ----------
               Medical-Drugs 1.22%
  382,626      OraPharma, Inc.                                 2,800,822
                                                              ----------
               Medical Instruments 1.54%
  574,000      Intuitive Surgical, Inc.                        3,535,840
                                                              ----------
               Online Services 0.58%
1,639,250      The Knot, Inc. (a)                              1,327,793
                                                              ----------
               Paper-Packaging 0.00%
  593,749      Chase Packaging Corporation                         -
                                                              ----------
               Pharmaceutical Products 1.09%
  213,267      Axcan Pharma, Inc. (Canada)                     2,510,152
                                                              -----------
              See the accompanying Notes to the Financial Statements.
                                       6
                          SPECIAL SITUATIONS FUND III, L.P.
                               (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                DECEMBER 31, 2002


                                                                Fair
Shares                 Common Stocks (Continued)                Value

               Restaurant 1.62%
  274,515      Benihana Inc. Class A (a)                       3,703,207
  181,200      New World Restaurant Group, Inc. (a)               19,026
                                                           -------------
                                                               3,722,233
                                                           -------------
               Retail 8.09%
  161,300      1-800 CONTACTS, INC.                            4,447,041
2,174,561      EZCORP, Inc. (a)                                7,284,779
  300,000      Gaiam, Inc.                                     3,111,000
  266,225      J.Jill Group, Inc.                              3,721,826
                                                           -------------
                                                              18,564,646
                                                           -------------
               Semiconductor 1.91%
1,184,000      Sipex Corporation                               4,380,800
                                                            ------------
               Semiconductor Equipment 0.68%
1,042,200      Nova Measuring Instruments Ltd. (a)             1,563,300
                                                            ------------
               Services 0.34%
  217,425      Collectors Universe, Inc.                         782,730
                                                            ------------
               Specialized Services 0.69%
1,122,900      NIC, Inc.                                       1,583,289
                                                            ------------
               Technology - Miscellaneous 0.82%
1,522,800      Pinnacor, Inc.                                  1,857,816
    5,200      Vastera, Inc.                                      29,385
                                                            ------------
                                                               1,887,201
                                                            ------------
               Telecom Equipment 0.23%
  839,700      Peco II, Inc.                                     537,408
                                                           -------------


               Total Common Stocks 93.37%                    214,213,684
                                                          ---------------


________________________________________________________________________
        See the accompanying Notes to the Financial Statements.
                                        7




                         SPECIAL SITUATIONS FUND III, L.P.
                              (A Limited Partnership)

                        PORTFOLIO OF INVESTMENTS (CONTINUED)
                                   DECEMBER 31, 2002

    		   				              Fair
Shares                       Preferred Stocks        	      Value

               Communication Products - Equipment 0.48%
1,140,000      Artisoft, Inc. (a)                            $ 1,117,200
                                                             -----------
               Electronics Instruments 0.18%
     825       Metretek Technologies, Inc. 8%		         412,500
                                                              ----------
               Medical Devices & Equipment 0.40%
  13,125       PharmaNetics, Inc. 6%                             912,188
                                                                --------

               Restaurant 1.12%
   3,661       New World Restaurant Group, Inc. Series F
               (Restricted) (a)                                2,562,820
                                                               ---------

               Total Preferred Stocks 2.18%                    5,004,708
                                                              ----------



Principal                                                         Fair
Amount                  Corporate Bonds                          Value

               Computer Services - Software 0.02%
2,100,000 EURO Titus Interactive, 2% due 7/1/05 (France)     $    37,500
                                                              ----------
               Retail 0.78%
1,800,000      Bakers Footwear Group. 7%, due 4/4/07           1,800,000
                                                              ----------

               Total Corporate Bonds 0.80%                     1,837,500
                                                              ----------



___________________________________________________________________________
       See the accompanying Notes to the Financial Statements.
                                     8









                       SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)

                          PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 2002
                                                               Fair
   Warrants                     Warrants                       Value

               Automotive Componets 0.55%
  933,350      Amerigon Incorporated 2/25/07 (a)             $ 1,269,356
                                                            ------------
               Biotechnology 0.18%
  642,900      Alliance Pharmaceutical Corp. 10/30/06             32,145
  294,648      Discovery Laboratories 11/5/07                    368,310
	                                                       ---------
                                                                 400,455
                                                               ---------
               Communications Equipment - Software 0.11%
1,140,000      Artisoft, Inc. 9/30/06 (a)                        205,200
  586,600      ION Network, Inc. 2/14/07 (a)                      52,794
                                                               ---------
                                                                 257,994
                                                               ---------
               Communication Products - Equipment 0.03%
1,198,052      Novatel Wireless, Inc. 12/21/05                    11,981
   57,861      Superconductor Technologies, Inc. 3/10/07(a)       12,729
  433,375      Superconductor Technologies, Inc. 12/18/07(Rest)(a)   -
  427,500      Superconductor Technologies, Inc. 9/26/07 (a)      42,750
                                                               ---------
                                                                  67,460
                                                               ---------
               Computer Services - Software 0.21%
1,557,792      Attunity, Ltd. A 10/25/05 (Israel) (a)            280,403
  519,264      Attunity, Ltd. B 10/25/05 (Israel) (a)             77,890
  375,000      Burst.com, Inc. 1/27/05                              -
1,250,000      First Virtual Communications, Inc. 4/12/07 (a)    125,000
  862,500      Interplay Entertainment Corp. 3/29/06               8,625
                                                                --------
                                                                 491,918
               Data Security 0.11%                              --------
  650,000      Datakey, Inc. 2/16/06 (a)                         260,000
                                                                --------
               Electronic Equipment 0.15%
  708,350      Odetics, Inc. A 8/16/07 (a)                       177,088
  708,350      Odetics, Inc. B 8/16/07 (a)                       177,088
                                                                --------
                                                                 354,175
                                                                --------
               Electronic Instruments 0.00%
   82,500      Metretek Technologies, Inc. 12/9/04                   825
                                                                --------
               Energy - Miscellaneous 0.00%
  180,000      Boots & Coots International Well Control 5/14/04(Rest) -
                                                                --------
_____________________________________________________________________
        See the accompanying Notes to the Financial Statements.
                                   9
                        SPECIAL SITUATIONS FUND III, L.P.
                             (A Limited Partnership)

                           PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2002
                                                              Fair
Warrants                 Warrants (Continued)                 Value

               Energy - Oil & Gas 0.01%
   72,414      Edge Petroleum Corporation 5/5/04           $    23,172
                                                           -----------
               Energy - Technology 0.01%
  315,151      Electric Fuel Corporation 5/7/06                 18,909
                                                           -----------
               Information Services 0.04%
  150,000      EDGAR Online, Inc. 1/8/06 (a)                    84,000
                                                           -----------
               Media 0.03%
  627,906      Audible, Inc. 2/15/07 (a)                        56,512
                                                           -----------
               Medical Devices & Equipment 0.39%
   90,000      Applied Imaging Corporation 12/14/03 (a)         14,400
  268,600      Applied Imaging Corporation 7/29/06 (a)         166,532
  241,984      Cardima, Inc. 2/14/05                            43,557
   14,616      Cardima, Inc. 2/14/05 (Restricted)                  -
  218,750      LifeCell Corporation 7/6/06 (a)                 325,938
  350,000      Optical Sensors Incorporated 12/21/06 (a)       126,000
   26,250      PharmaNetics, Inc. 2/25/05                       39,375
   12,252      Possis Medical, Inc. 6/2/03                      82,088
   10,760      Possis Medical, Inc. 3/6/04                      67,680
   47,476      SpectRx, Inc. 6/4/06                             25,162
                                                            ----------
                                                               890,732
                                                            ----------
               Medical Information Systems 0.00%
2,200,000      LifeRate Systems, Inc. 9/14/07 (a)                 -
                                                            ----------
               Restaurant 0.53%
  180,000      Benihana Inc. 6/1/04 (a)                      1,218,600
2,411,548      New World Restaurant Group, Inc.5/16/06(Rest)(a)   -
  182,701      New World Restaurant Group, Inc.6/19/06(Rest)(a)   -
                                                             ---------
                                                             1,218,600
                                                             ---------
               Retail 0.00%
   96,450      Gemstar-TV Guide International, Inc. A 11/2/04     -
   47,143      Gemstar-TV Guide International, Inc. B 12/21/05    -
   95,000      PawnMart, Inc. A 3/11/03                           -
   90,000      PawnMart, Inc. B 3/11/04                           -
                                                             ----------
                                                                  -
                                                             ----------

_________________________________________________________________________
        See the accompanying Notes to the Financial Statements.
                                    10


                     SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                           PORTFOLIO OF INVESTMENTS
                             DECEMBER 31, 2002


                        				       Fair
Warrants                 Warrants (Continued)                  Value

               Specialized Services 0.00%
  91,667       RateXchange Corporation 3/21/03                    -
                                                               ---------

               Total Warrants 2.35%                            5,394,108
                                                               ---------


               TOTAL INVESTMENTS 98.70%                     $226,450,000
                                                            ------------


                        Securities Sold Short                    Fair
Shares                      Common Stock                         Value

               Financial Services - Miscellaneous 0.66%
 15,000        Citigroup Inc.                              $     527,850
 15,000        J.P. Morgan Chase & Co.                           360,000
 15,000        PNC Financial Services Group                      628,448
                                                            ------------
                                                               1,516,298
                                                            ------------
               Insurance 0.01%
    648        Travelers Property Casualty Corp.(New) Class A      9,493
  1,331        Travelers Property Casualty Corp.(New) Class B     19,499
                                                             -----------
                                                                  28,992
                                                             -----------
               TOTAL SECURITIES SOLD SHORT 0.67%            $  1,545,290
                                                            ------------



  (a) Affiliated issuer under the Investment Company Act of 1940, inasmuch as the Fund owns more than 5% of the voting securities of the issuer.

      All percentages are relative to Partners' Capital.



_______________________________________________________________________
             See the accompanying Notes to the Financial Statements.
                                    11


                   SPECIAL SITUATIONS FUND III, L.P
                         (A Limited Partnership)

                        STATEMENT OF OPERATIONS

                  FOR THE YEAR ENDED DECEMBER 31, 2002


______________________________________________________________________


INCOME

Net realized loss on investments                       $  (2,464,756)
Net change in unrealized appreciation                    (51,913,861)
                                                       --------------
Net loss on investment portfolio                         (54,378,617)
Interest                                                     260,690
Dividends                                                    749,287
Securities lending fees                                      554,299
                                                       --------------
Total                                                    (52,814,341)
                                                       --------------
                                                       --------------

EXPENSES

Administrator's fee                                     $  1,851,977
Professional fees                                            379,264
Independent General Partners' fees                            30,000
Other                                                        146,162
                                                       -------------
Total                                                      2,407,403
                                                       -------------

Net Loss                                                 $(55,221,744)
                                                       -------------
                                                       -------------


           See the accompanying Notes to the Financial Statements.
                                       12














                      SPECIAL SITUATIONS FUND III, L.P.
                           (A Limited Partnership)
                  STATEMENT OF CHANGES IN PARTNERS' CAPTIAL



              Per Limited                Corporate    Individual
               Partners'     Limited      General       General
                 Unit        Partners     Partner      Partners      Total
              ----------     --------    ---------    ----------     -----

YEAR ENDED
DECEMBER 31, 2001:

BALANCE,
 DECEMBER 31, 2000         $213,280,203 $11,125,844  $ 4,420,046  $228,826,093

 Capital contributions       15,325,000      -            -         15,325,000
 Transfers               	 -	     (705,611)        705,611        -
 Allocation of net income:
   Corporate General
    Partner-Performance          -        7,258,461         -        7,258,461
   Partners                  32,377,450   1,521,133      722,922    34,621,505
 Repurchases                (12,631,064) (6,000,000)        -      (18,631,064)
                           ------------- -----------  ------------ ------------

BALANCE,
 DECEMBER 31, 2001 $25,000  248,351,589  13,199,827    5,848,579   267,399,995
                   -------
SIX MONTHS ENDED
 JUNE 30, 2002:

 Capital contributions       23,862,250      -             -        23,862,250
 Allocation of
       net loss  $ (3,086)  (33,597,539) (1,629,167)    (721,851)  (35,948,557)
 Repurchases     ---------   (4,266,017)     -             -        (4,266,017)
                            ------------ -----------   ----------  ------------
BALANCE,
   JUNE 30, 2002  $25,000   243,350,283  11,570,660    5,126,728   251,047,671
                  -------   ------------ -----------   ----------  ------------
SIX MONTHS ENDED
 December 31, 2002:

 Capital contributions        2,525,000      -            -         2,525,000
 Allocation of
        net loss  $(1,900)  (18,004,076)  (879,446)    (389,655)  (19,273,187)
 Repurchases      --------   (4,858,821)     -            -        (4,858,821)
                            ------------  ---------    ---------  ------------

BALANCE,
 December 31, 2002 $25,000 $214,012,386 $10,691,214  $4,737,063  $229,440,663
                   ------- ------------ -----------  ----------  -------------

             See the accompanying Notes to the Financial Statements.
                                  13

                      SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)

                        NOTES TO THE FINANCIAL STATEMENTS


NOTE 1- GENERAL:

Special Situations Fund III, L.P. (the "Fund") was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the "Agreement").

The Agreement provides for not less than three "Individual General Partners" and a "Corporate General Partner". The General Partners, as a group, must own not less than one percent (1%) of the Fund's outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership ("MGP"), of which the General Partner is AWM Investment Company, Inc. ("AWM"). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund's investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2- ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances in a brokerage account.

                                     14



                     SPECIAL SITUATIONS FUND III, L.P.
                          (A Limited Partnership)
                      NOTES TO THE FINANCIAL STATEMENTS

NOTE 2 -ACCOUNTING POLICIES (CONTINUED):

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at lease equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities),computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency of other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At December 31, 2002, the value of the loaned securities and corresponding collateral (U.S. Treasury Obligations) receive was $2,687,252 and $2,742,396, respectively.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3- ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated; first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners' capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.
The amount of the loss carryover at December 31, 2002 was $55,221,744.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner's or a Limited Partner's capital balance will be allocated to MGP.

NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner's capital account divided by $25,000.
As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and
December 17, of each year.
                                 15
                       SPECIAL SITUATIONS FUND III, L.P.
                            (A Limited Partnership)
                       NOTES TO THE FINANCIAL STATEMENTS


NOTE 4- PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

        	The Fund has the right to sell additional Units at the beginning of each fiscal period.

        	Changes in Units outstanding are as follows:




                                  Corporate      Individual
                      Limited      General         General
                      Partners     Partner         Partners       Total
                     __________    __________     __________    __________

Balance,
December 31, 2000    8,531.2081     445.0338       176.8018     9,153.0437
Additional units sold  613.0000        -              -           613.0000
Transfers                 -         (28.2244)       28.2244          -
Semi-annual adjustment
 of Units            1,295.0980     351.1838        28.9169     1,675.1987
Repurchases           (505.2426)   (240.0000)         -          (745.2426)
                    ------------  -----------     ----------   ------------
Balance,
December 31, 2001    9,934.0635     527.9932       233.9431    10,695.9998
Additional Units sold  954.4900        -              -           954.4900
Semi-annual adjustment
    of Units        (1,343.9015)    (65.1668)      (28.8740)   (1,437.9423)
Repurchases           (170.6407)       -              -          (170.6407)
                    ------------   ----------    -----------   ------------

Balance,
June 30, 2002        9,374.0113     462.8264       205.0691    10,041.9068
Additional units sold  101.0000        -              -           101.0000
Semi-annual adjustment
 of Units             (720.1630)    (35.1778)      (15.5866)     (770.9274)
Repurchases           (194.3528)       -              -          (194.3528)
                     -----------   -----------   ------------  ------------
Balance,
December 31, 2002    8,560.4955      427.6486      189.4825     9,177.6266
                     -----------   -----------   ------------   ----------


NOTE 5- PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended December 31, 2002 aggregated $175,680,309 and $143,069,296, respectively.

						16
    	              SPECIAL SITUATIONS FUND III, L.P.
                      (A Limited Partnership)

                NOTES TO THE FINANCIAL STATEMENTS

NOTE 6- INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner's respective share of the Fund's income and expenses reported for income tax purposes.

NOTE 7- RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator's fee is computed monthly at an annual rate of .75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $10,000.

NOTE 8- SUPPLEMENTARY FINANCIAL INFORMATION:




                                  Year Ended December 31,

                            2002   2001    2000     1999     1998
                           ------  -----  -------  ------   -------

 Ratio of total expenses     0.97%  0.89%  0.85%    1.03%    1.02%
    to average net assets


Ratio of net income        (22.16)% 16.62% 15.19%    68.01%  (12.73)%
(loss) to average net assets


Portfolio turnover rate     60.28%  92.33% 102.49% 140.88% 114.61%












					17



                     SPECIAL SITUATIONS FUND III, L.P.
                        (A Limited Partnership)

                   NOTES TO THE FINANCIAL STATEMENTS


NOTE 9- RETURN ON PARTNER INVESTMENT:

	At December 31, 2002, the value of a $25,000 investment made at each respective subscription date is as follows:

		Subscription Date                  Value
		----------------------             ------
		  January 1, 1994                 $ 95,451
		  January 1, 1995                   87,263
		  July 1, 1995                      77,267
		  January 1, 1996            	      64,437
		  July 1, 1996               	      48,643
		  January 1, 1997                   46,037
		  July 1, 1997                      43,608
		  January 1, 1998                   38,688
		  July 1, 1998                      39,669
		  January 1, 1999                   43,977
		  July 1, 1999                      40,578
		  January 1, 2000                   26,448
		  July 1, 2000                      22,655
		  January 1, 2001                   23,169
		  July 1, 2001                      20,254
		  January 1, 2002                   20,249
		  July 1, 2002                      23,100



NOTE 10- SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.


                                 18